Investment securities (Tables)	12 Months Ended
Sep. 30, 2025
Investment securities
Schedule of investment securities

	Consolidated		Parent Entity
$m	2025	2024	2025	2024
Investment securities
Investments securities measured at FVOCI
Government and semi-government debt securities	98,456	83,403	93,639	78,798
Other debt securities	17,636	18,866	15,241	16,548
Equity securities	476	450	220	208
Total investment securities measured at FVOCI[a]	116,568	102,719	109,100	95,554
Investment securities measured at amortised cost
Government and semi-government debt securities	976	1,172	-	71
Total investment securities measured at amortised cost	976	1,172	-	71
Provision for ECL on debt securities at amortised cost	(3)	(6)	-	(2)
Total net investment securities measured at amortised cost	973	1,166	-	69
Total investment securities	117,541	103,885	109,100	95,623

a.	Impairment is recognised in the income statement with a corresponding amount in OCI (refer to Note 26). There is no reduction of the carrying value of the debt securities which remains at fair value.

Schedule of maturities of the available-for-sale securities and their weighted-average yield

The following table shows the maturities and the weighted average yield of Westpac’s outstanding investment securities as at 30 September 2025. There are no tax-exempt securities.

			Over 1		Over 5				No
	Up to 1		year to 5		years to		Over 10		specific			Weighted
	year		years		10 years		years		maturity		Total	average
2025	$m	%	$m	%	$m	%	$m	%	$m	%	$m	%
Carrying Amount
Government and semi-government securities	12,466	3.6	44,201	3.6	35,025	4.4	7,737	5.1	-	-	99,429	4.0
Other debt securities	4,702	4.8	12,934	5.0	-	-	-	-	-	-	17,636	4.9
Equity securities	-	-	-	-	-	-	-	-	476	-	476	-
Total by maturity	17,168		57,135		35,025		7,737		476		117,541